Income Taxes (Details) - Schedule of income before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of income before income taxes [Abstract]
United States	$ 24,096	$ 4,506
Foreign	$ 4,350	$ 1,256